SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Purchased Under Agreements To Resell Details [Abstract]
Customer Securities For Which Entity Has Right To Sell Or Repledge Fair Value Of Securities Sold Or Repledged	€ 0	€ 328,031